Accounts Receivable, Net (Details) - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Accounts Receivable, Net [Abstract]
Provisions for doubtful accounts		$ 535,768	$ 1,122,743
Recovery for doubtful accounts	$ 693,639